Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jan. 31, 2022	Apr. 30, 2021
Assets:
Cash and cash equivalents	$ 477,134	$ 2,473,959
Accounts receivable net	2,257,174	1,356,932
Prepaid expenses	9,987	653,861
Total current assets	2,744,295	4,484,752
Deposits	6,300	6,300
Notes receivable - related parties	202,000
Purchased technology	15,536,704	14,803,954
Investment in affiliate	240,080	122,914
Equity securities at fair value	11,261,253	6,298,008
Total assets	29,990,632	25,715,928
Current liabilities:
Trade	437,326	308,506
Related party	320,224	3,843,686
Accrued expenses	253,285	306,308
Stock subscription payable	277,650	1,199,996
Deferred revenue	25,613	622
Interest payable	187,239	116,483
Deferred tax liability, net	981,000	433,000
Related party debt	22,860	22,860
Secured note payable		1,000,000
Current portion of SBA loans	951,417	1,885,800
Loan payable - bank	34,324	34,324
Total current liabilities	3,490,938	9,151,585
Long-term liabilities:
Secured note payable	1,000,000
Long-term SBA loans, less current portion	1,434,383	2,385,800
Total Liabilities	5,925,321	11,537,385
Commitments and contingencies
Common stock, $.001 par value; 900,000,000 shares authorized, 2,896,844 and 2,178,766 shares issued and outstanding	2,896	2,178
Capital in excess of par value	22,050,777	15,168,987
Retained earnings (deficit)	2,011,638	(992,622)
Total stockholders' equity	24,065,311	14,178,543
Total liabilities and stockholders' equity	$ 29,990,632	$ 25,715,928